Shareholders' Equity (Details) - Schedule of RSUs under the Company’s 2013 Share Option Plan - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of RSUs under the Company’s 2013 Share Option Plan [Line Items]
Number of RSUs, Outstanding, beginning balance	780,697
Weighted average remaining contractual term (in years), Outstanding, beginning balance	1 year 6 months 10 days
Aggregate intrinsic value, Outstanding, beginning balance (in Dollars) | $	$ 8,541
Number of RSUs, Granted	1,198,500
Number of RSUs, Vested	(568,650)
Number of RSUs, Cancelled	(90,017)
Number of RSUs, Outstanding, ending balance	1,320,530
Weighted average remaining contractual term (in years), Outstanding, ending balance	1 year 6 months 3 days
Aggregate intrinsic value, Outstanding, ending balance (in Dollars) | $	$ 10,643